PGIM S&P 500 Buffer 20 ETF - December
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Long-Term Investments 102.8%
Options Purchased*~
(cost $36,877,199)		$38,410,208

Total Long-Term Investments, BEFORE OPTIONS WRITTEN 102.8% (cost $36,877,199)		38,410,208
Options Written*~ (3.5)%
(premiums received $1,562,348)		(1,288,799)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 99.3% (cost $35,314,851)		37,121,409

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $252,119)(wb)	252,119	252,119

TOTAL INVESTMENTS 100.0% (cost $35,566,970)		37,373,528
Liabilities in excess of other assets(z) (0.0)%		(16,626)

Net Assets 100.0%		$37,356,902

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$6.83		514		51	$37,931,360
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$683.39		514		51	478,848
Total Options Purchased (cost $36,877,199)								$38,410,208
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$759.38		514		51	$(1,179,162)
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$546.71		514		51	(109,637)
Total Options Written (premiums received $1,562,348)								$(1,288,799)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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